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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-08413

Evergreen Equity Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for two of its series, Evergreen Health Care Fund and Evergreen Utility and Telecommunications Fund for the quarter ended July 31, 2008. These two series have a October 31 fiscal year end.

Date of reporting period: July 31, 2008

Item 1 – Schedule of Investments

EVERGREEN HEALTH CARE FUND SCHEDULE OF INVESTMENTS

July 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS 95.7%
CONSUMER STAPLES 1.9%
Food & Staples Retailing 1.9%
CVS Caremark Corp.	127,813	$4,665,174

HEALTH CARE 92.5%
Biotechnology 21.2%
Alexion Pharmaceuticals, Inc. * ρ	45,852	4,298,625
Amgen, Inc. *	70,249	4,399,695
Antisoma plc *	1,648,500	829,285
BioMarin Pharmaceutical, Inc. *	102,759	3,344,805
Celgene Corp. *	58,328	4,403,181
Cephalon, Inc. * ρ	52,000	3,804,320
Cepheid *	116,178	1,988,967
Gen-Probe, Inc. *	65,331	3,483,449
Genentech, Inc. *	33,116	3,154,299
Gilead Sciences, Inc. *	25,000	1,349,500
Human Genome Sciences, Inc. * ρ	183,873	1,219,078
Incyte Corp. * ρ	212,710	1,969,695
Isis Pharmaceuticals, Inc. * ρ	166,337	2,849,353
Onyx Pharmaceuticals, Inc. * ρ	30,000	1,215,000
Orchid Cellmark, Inc. *	278,634	888,842
OSI Pharmaceuticals, Inc. *	64,025	3,369,636
Regeneron Pharmaceuticals, Inc. *	72,000	1,576,080
Theratechnologies, Inc. *	512,000	2,664,479
Theravance, Inc. * ρ	138,000	2,205,240
United Therapeutics Corp. * ρ	32,500	3,685,175

		52,698,704

Health Care Equipment & Supplies 23.2%
Abiomed, Inc. *	120,099	2,129,355
ArthroCare Corp. *	109,000	2,304,260
Axis-Shield plc *	35,000	203,069
Baxter International, Inc.	47,000	3,224,670
Beckman Coulter, Inc.	35,000	2,531,900
Becton, Dickinson & Co.	36,000	3,056,760
Boston Scientific Corp. *	202,000	2,401,780
Covidien, Ltd.	86,000	4,234,640
ev3, Inc. * ρ	207,000	1,997,550
Fresenius SE	39,660	3,465,197
Hologic, Inc. * ρ	141,500	2,613,505
Hospira, Inc. *	64,141	2,447,620
Inverness Medical Innovations, Inc. * ρ	106,000	3,573,260
Medipattern Corp. * +	495,887	459,962
Medtronic, Inc. *	94,000	4,966,020
NMT Medical, Inc. *	216,498	941,766
ResMed, Inc. *	67,000	2,533,940
Smith & Nephew plc	209,000	2,228,393
St. Jude Medical, Inc. *	47,253	2,201,045
Thoratec Corp. *	161,000	3,020,360
TranS1, Inc. * ρ	68,000	629,680
Varian Medical Systems, Inc. *	61,000	3,660,000
Zoll Medical Corp. *	91,000	2,866,500

		57,691,232

Health Care Providers & Services 8.7%
Aetna, Inc.	29,000	1,189,290
Brookdale Senior Living, Inc. ρ	51,485	785,661
Cardinal Health, Inc.	70,000	3,761,100

1

EVERGREEN HEALTH CARE FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Providers & Services continued
CIGNA Corp.	29,000	$1,073,580
Emeritus Corp. * ρ	171,000	2,881,350
Fresenius Medical Care AG & Co. KGaA	55,713	3,078,051
McKesson Corp.	84,500	4,731,155
Medco Health Solutions, Inc. *	38,000	1,884,040
Psychiatric Solutions, Inc. * ρ	61,500	2,153,730

		21,537,957

Health Care Technology 1.2%
Cerner Corp. * ρ	65,000	2,902,900

Life Sciences Tools & Services 13.2%
AMAG Pharmaceuticals, Inc. * ρ	97,765	4,008,365
Applied Biosystems, Inc.	88,114	3,254,050
Bio-Rad Laboratories, Inc., Class A *	30,265	2,696,611
Enzo Biochem, Inc. * ρ	279,000	3,964,590
Helicos BioSciences Corp. *	90,000	472,500
Invitrogen Corp. *	53,150	2,357,203
PerkinElmer, Inc.	92,500	2,691,750
Pharmaceutical Product Development, Inc.	69,000	2,631,660
Qiagen NV * ρ	71,000	1,334,090
Sequenom, Inc. * ρ	107,383	2,293,701
Sequenom, Inc. * + ☐	88,600	1,878,320
Thermo Fisher Scientific, Inc. *	88,109	5,332,357

		32,915,197

Pharmaceuticals 25.0%
Abbott Laboratories	87,845	4,949,187
Allergan, Inc.	49,500	2,570,535
Auxilium Pharmaceuticals, Inc. * ρ	109,500	4,062,450
Barr Pharmaceuticals, Inc. *	65,000	4,288,700
Bayer AG	144,364	12,468,851
Biodel, Inc. ρ	88,000	1,481,040
Bristol-Myers Squibb Co.	125,936	2,659,768
Cardiome Pharma Corp. * ρ	68,000	805,800
Chugai Pharmaceutical Co., Ltd.	140,000	2,222,565
Eurand NV * ρ	152,118	2,797,450
Forest Laboratories, Inc. *	126,000	4,474,260
Ipsen	86,852	4,630,708
Merck KGaA	21,560	2,604,699
Novartis AG, ADR	43,300	2,569,855
Roche Holding AG	16,642	3,069,590
Schering-Plough Corp.	144,000	3,035,520
Sepracor, Inc. *	90,000	1,573,200
Spectrum Pharmaceuticals, Inc. * ρ	274,055	369,974
Teva Pharmaceutical Industries, Ltd., ADR	35,000	1,569,400

		62,203,552

MATERIALS 1.3%
Chemicals 1.3%
Syngenta AG	11,000	3,202,507

Total Common Stocks (cost $211,991,490)		237,817,223

RIGHTS 0.0%
HEALTH CARE 0.0%
Pharmaceuticals 0.0%
Valera Pharmaceuticals, Inc. * + ☐ (cost $0)	410,964	0

2

EVERGREEN HEALTH CARE FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS 24.5%
MUTUAL FUND SHARES 24.5%
BGI Prime Money Market Fund, Premium Shares, 2.51% q ρρ	11,037,349	$11,037,349
BlackRock Liquidity TempFund, Institutional Class, 2.52% q ρρ	10,993,144	10,993,144
Evergreen Institutional Money Market Fund, Class I, 2.54% q ρρ ø	14,566,116	14,566,116
Evergreen Institutional U.S. Government Money Market Fund, Class I, 2.11% q ø	12,926,343	12,926,343
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 2.64% q ρρ	11,251,155	11,251,155

Total Short-Term Investments (cost $60,774,107)		60,774,107

Total Investments (cost $272,765,597) 120.2%		298,591,330
Other Assets and Liabilities (20.2%)		(50,184,828)

Net Assets 100.0%		$248,406,502

*	Non-income producing security
ρ	All or a portion of this security is on loan.
+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
q	Rate shown is the 7-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

ADR	American Depository Receipt

On July 31, 2008, the aggregate cost of securities for federal income tax purposes was $273,492,971. The gross unrealized appreciation and depreciation on securities based on tax cost was $51,562,745 and $26,464,386, respectively, with a net unrealized appreciation of $25,098,359.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

3

EVERGREEN UTILITY AND TELECOMMUNICATIONS FUND SCHEDULE OF INVESTMENTS

July 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS 94.2%
ENERGY 4.8%
Oil, Gas & Consumable Fuels 4.8%
El Paso Corp.	100,000	$1,793,000
Genesis Energy, LP ρ	300,000	5,541,000
Range Resources Corp.	20,000	971,200
Rex Energy Corp.	25,000	497,500
Southwestern Energy Co. * ρ	536,700	19,487,577

		28,290,277

FINANCIALS 5.4%
Commercial Banks 0.7%
Intesa Sanpaolo SpA *	750,000	3,933,806
National City Corp.	10,000	125,313

		4,059,119

Consumer Finance 3.7%
Visa, Inc., Class A *	300,000	21,918,000

Insurance 1.0%
Suncorp-Metway, Ltd.	475,400	5,897,370

INFORMATION TECHNOLOGY 0.2%
Communications Equipment 0.2%
Neutral Tandem, Inc.	75,000	1,296,000

TELECOMMUNICATION SERVICES 19.3%
Diversified Telecommunication Services 14.3%
AT&T, Inc.	500,000	15,405,000
BCE, Inc. ρ	145,100	5,505,094
BT Group plc	500,000	1,680,959
Cbeyond, Inc. *	75,000	1,288,500
Chunghwa Telecom Co., Ltd. ρ	600,000	15,114,000
Deutsche Telekom AG	400,000	6,948,814
General Communication, Inc., Class A	75,000	672,750
Shenandoah Telecommunications Co. ρ +	720,000	10,864,800
Tele2 AB	1	18
Telstra Corp., Ltd.	6,000,000	25,190,988
Verizon Communications, Inc.	50,000	1,702,000
Windstream Corp.	25,848	308,108

		84,681,031

Wireless Telecommunication Services 5.0%
American Tower Corp., Class A *	225,000	9,427,500
Centennial Communications Corp. *	700,000	5,628,000
Rogers Communications, Inc., Class B	240,000	8,133,600
SBA Communications Corp., Class A *	175,000	6,630,750

		29,819,850

UTILITIES 64.5%
Electric Utilities 29.7%
Allegheny Energy, Inc. *	200,000	9,680,000
DPL, Inc. ρ	300,000	7,614,000
E.ON AG	50,000	9,534,077
E.ON AG, ADR	65,000	4,111,575
Edison International	150,000	7,251,000
El Paso Electric Co. *	95,000	1,962,700
Enel SpA	2,000,000	18,520,789
Entergy Corp.	200,000	21,384,000
Exelon Corp.	300,000	23,586,000
FirstEnergy Corp.	375,000	27,581,250

1

EVERGREEN UTILITY AND TELECOMMUNICATIONS FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Electric Utilities continued
Fortum Oyj	50,000	$2,208,000
FPL Group, Inc.	300,000	19,359,000
ITC Holdings Corp.	155,000	8,078,600
Maine & Maritimes Corp. *	2,365	104,462
Red Electrica de Espana SA	50,000	3,006,866
Southern Co.	49,700	1,760,271
TERNA SpA	500,000	2,075,344
Westar Energy, Inc.	361,982	7,992,562

		175,810,496

Gas Utilities 9.6%
EnergySouth, Inc. ρ	27,600	1,672,284
Equitable Resources, Inc.	60,000	3,135,000
GDF Suez	529,767	33,084,451
Questar Corp.	359,800	19,026,224

		56,917,959

Independent Power Producers & Energy Traders 6.0%
Calpine Corp. *	699,999	12,179,982
Canadian Hydro Developers, Inc. *	100,000	490,139
Constellation Energy Group, Inc.	199,000	16,548,840
Drax Group plc	200,000	2,873,199
Ormat Technologies, Inc. ρ	75,000	3,601,500

		35,693,660

Multi-Utilities 18.1%
CenterPoint Energy, Inc.	28,800	452,108
Energy East Corp.	625,000	15,618,750
Florida Public Utilities Co.	25,000	305,000
National Grid Transco plc, ADR ρ	165,000	10,906,500
Public Service Enterprise Group, Inc.	300,000	12,540,000
Sempra Energy	242,500	13,618,800
Suez Environnement SA *	138,750	4,001,245
United Utilities Group plc ρ	2,289,591	31,456,548
United Utilities Group plc, B Shares * ρ ☐ +	2,963,000	9,983,035
Wisconsin Energy Corp. ρ	190,000	8,572,800

		107,454,786

Water Utilities 1.1%
American Water Works Co., Inc.	217,500	4,186,875
Pennichuck Corp.	50,000	1,165,000
Severn Trent plc	50,000	1,311,733

		6,663,608

Total Common Stocks (cost $520,305,238)		558,502,156

PREFERRED STOCKS 1.2%
FINANCIALS 0.1%
Commercial Banks 0.1%
SunTrust Capital IX, 7.875%	14,400	338,400

UTILITIES 1.1%
Electric Utilities 0.8%
Carolina Power & Light Co., 5.00%	2,000	169,813
Central Illinois Public Service Co., 4.92%	11,000	979,000
Connecticut Light & Power, Ser. 54E, 2.06%	3,925	145,470
Consolidated Edison, Inc., Ser. A, 5.00%	20,650	1,762,890
Entergy Arkansas, Inc., Ser. 1965, 4.56%	1,673	135,304
Pacific Gas & Electric Co., Ser. I, 4.36%	31,400	569,125

2

EVERGREEN UTILITY AND TELECOMMUNICATIONS FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Shares	Value

PREFERRED STOCKS continued
UTILITIES continued
Electric Utilities continued
Southern California Edison Co., Ser. B, 4.08%	1,200	$21,252
Union Electric Co., 4.56%	9,600	710,400
Union Electric Co., Ser. 1969, 4.00%	6,300	422,100

		4,915,354

Multi-Utilities 0.3%
Public Service Company of New Mexico, Ser. 1965, 4.58%	18,000	1,632,375

Total Preferred Stocks (cost $6,939,408)		6,886,129

	Principal Amount	Value

CONVERTIBLE DEBENTURES 1.6%
ENERGY 1.6%
Oil, Gas & Consumable Fuels 1.6%
McMoRan Exploration Co., 5.25%, 10/06/2011 144A +	$5,000,000	8,318,750
Peabody Energy Corp., 4.75%, 12/15/2041	1,000,000	1,348,750

Total Convertible Debentures (cost $6,668,750)		9,667,500

	Shares	Value

SHORT-TERM INVESTMENTS 15.3%
MUTUAL FUND SHARES 15.3%
BGI Prime Money Market Fund, Premium Shares, 2.51% q ρρ	16,212,338	16,212,338
BlackRock Liquidity TempFund, Institutional Class, 2.52% q ρρ	16,147,407	16,147,407
Evergreen Institutional Money Market Fund, Class I, 2.54% q ø ρρ	41,840,061	41,840,061
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 2.64% q ρρ	16,526,389	16,526,389

Total Short-Term Investments (cost $90,726,195)		90,726,195

Total Investments (cost $624,639,591) 112.3%		665,781,980
Other Assets and Liabilities (12.3%)		(72,661,116)

Net Assets 100.0%		$593,120,864

ρ	All or a portion of this security is on loan.
*	Non-income producing security
+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

q	Rate shown is the 7-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Open Put options written at July 31, 2008 were as follows:

Expiration Date	Security	Number of Contracts	Strike Price		Market Value	Premiums Received

8/16/2008	Energy East Corp.	235	22.50	USD	$7,050	$22,469
8/16/2008	Energy East Corp.	150	25	USD	13,500	24,300

Open Call options written at July 31, 2008 were as follows:

Expiration Date	Security	Number of Contracts	Strike Price		Market Value	Premiums Received

8/16/2008	Energy East Corp.	200	25	USD	$18,000	$30,600
8/16/2008	Cbeyond, Inc.	150	20	USD	3,000	8,700

Cash is pledged as collateral for written options.

On July 31, 2008, the aggregate cost of securities for federal income tax purposes was $625,205,790. The gross unrealized appreciation and depreciation on securities based on tax cost was $72,753,947 and $32,177,757, respectively, with a net unrealized appreciation of $40,576,190.

3

EVERGREEN UTILITY AND TELECOMMUNICATIONS FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Options

The Fund may write covered put or call options. When a Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options, which expire unexercised, are recognized as realized gains from investments on the expiration date. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may also purchase call or put options. The premium is included in the Statement of Assets and Liabilities as an investment which is subsequently adjusted to the current market value of the option. Premiums paid for purchased options which expire are recognized as realized losses from investments on the expiration date. Premiums paid for purchased options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

4

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By:
Dennis H. Ferro,
Principal Executive Officer

Date: September 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
Dennis H. Ferro,
Principal Executive Officer

Date: September 24, 2008

By:
Jeremy DePalma
Principal Financial Officer

Date: September 24, 2008